Revenue from Contracts with Customers (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contracts with Customers [Abstract]
Contract assets	$ 1,455,463	$ 378,932	$ 148,734
Contract liability	692,570	1,886,946	$ 340,551
Contract assets	$ 1,455,464	$ 378,932